Restatement of Financial Information	6 Months Ended
Jun. 30, 2025
Restatement of Financial Information [Abstract]
Restatement of Financial Information

Note 3. Restatement of financial information

Subsequent to the initial issuance of the unaudited interim financial statements as of and for the six-months ended June 30, 2025, the Company concluded that the previously issued unaudited interim consolidated financial statements contained errors relating to the accounting for the (1) Smart NX deconsolidation, (2) Munddi acquisition.

The following tables summarize the effects of the restatement adjustments to the Company’s restated unaudited interim consolidated statements as of and for the six-months ended June 30, 2025. In addition to the restatement of the financial statements, certain historical information within the notes to the audited interim consolidated financial statements has also been restated to reflect the correction of the restatement adjustments.

The Company has evaluated the effect of the incorrect presentation, both qualitatively and quantitatively, and concluded that it had a material impact individually and, in the aggregate, as evaluated under the Securities and Exchange Commission Staff Bulletin No. 99, Materiality and IAS 8, Accounting Policies, Changes in Accounting Estimates and Error on the previously filed unaudited interim consolidated financial statements.

The following are selected line items from the aforementioned unaudited interim condensed consolidated statements of financial position as of June 30, 2025, unaudited interim condensed consolidated statements of comprehensive loss for the six-months ended June 30, 2025, unaudited interim condensed consolidated statements of shareholders’ equity for the six-months ended June 30, 2025 and unaudited interim condensed consolidated statements of cash flows for the six-months ended June 30, 2025, illustrating the effect of the error corrections thereon:

Restated unaudited interim consolidated statement of financial position

	Previously Reported	Restatement Adjustments	Restatement Reference	As Restated
SHAREHOLDERS’ DEFICIT
Accumulated losses	(588,094)	3,020	(a)	(585,074)
Total shareholders’ deficit, Equity attributable to owners	(100,535)	3,020	Rx	(97,515)
Non-controlling interest	530	(3,020)	(a)	(2,490)

Restated unaudited interim condensed consolidated statements of loss and comprehensive loss

	Previously Reported	Restatement Adjustments	Restatement Reference	As Restated
Other operating (expenses) income, net	(36,483)	(55)	(b)	(36,538)
Operating (loss) income	(31,933)	(55)	(b)	(31,988)
Loss before income tax	(52,829)	(55)	(b)	(52,884)
Discontinued operation	2,921	(2,921)	(c)	-
Net loss	(54,331)	(2,976)	Rx	(57,307)
Owners of the Company	(58,314)	(1,647)	(c)	(59,961)
Basic and diluted loss per share (R$)	(0.59)	(0.03)	Rx	(0.62)
Total comprehensive loss	(61,818)	(2,976)	Rx	(64,794)

Restated unaudited interim condensed consolidated statements of cash flows

	Previously Reported	Restatement Adjustments	Restatement Reference	As Restated
Cash flow from operating activities
Loss before income tax	(52,829)	(55)	(b)	(52,884)
Write-off due to disposal	-	35,854	(d)	35,854
Other assets	3,922	(5,538)	(d)	(1,616)
Net cash (used in) generated by operating activities
Investment activities
Write-off due to discontinuation or disposal	30,261	(30,261)	(d)	-
Acquisition of subsidiaries – net of cash acquired	-	(279)	(e)	(279)
Net cash (used in) investment activities	26,201	(30,540)	Rx	(4,339)
Financing activities
Payment of deferred and contingent consideration on acquisitions	(33,654)	279	(e)	(33,375)
Net cash (used in) generated by financing activities	12,041	279	Rx	12,320

(1)	Smart NX deconsolidation

(a)	The correction of the errors described above resulted in adjustments related to the change in the disposal of the Smart NX subsidiary through accumulated losses and derecognition of Smart NX NCI. Adjustment to the NCI presentation for subsidiary Mercos.

(b)	Change in the recognition of other operating expenses associated with the recognition of Smart NX net assets through profit or loss.

(c)	Adjustment related to the write-off of the Smart NX investment in the consolidated parent financial statements.

(d)	Reclassification of the write-off related to the disposal of Smart NX from investing activities to operating activities in the unaudited interim condensed consolidated statement of cash flows.

(2)	Munddi Acquisition

(e)	Recognition of the Munddi acquisition, net of cash acquired, in the purchase of the subsidiary.